Interest income and expense (Tables)	12 Months Ended
Dec. 31, 2024
Interest Income (Expense) [Abstract]
Disclosure of interest income (expense)

	2024			2023 Restated[1]			2022 Restated[1]
	Amortise d Cost	FVTPL	Total	Amortise d Cost	FVTPL	Total	Amortise d Cost	FVTPL	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Interest Income
Financial institutions[2]	309.0	0.0	309.0	261.0	0.0	261.0	87.0	0.0	87.0
Exchanges	156.1	27.6	183.7	108.1	21.7	129.8	11.0	7.2	18.2
Securities[3]	220.0	0.0	220.0	179.7	0.0	179.7	78.9	0.0	78.9
Clients[4]	52.0	0.5	52.5	21.3	0.0	21.3	10.3	0.0	10.3
	737.1	28.1	765.2	570.1	21.7	591.8	187.2	7.2	194.4

Interest expense
Clients[5]	(256.8)	(0.3)	(257.1)	(216.7)	0.0	(216.7)	(29.7)	0.0	(29.7)
Borrowings and debt issued[6]	(47.1)	(170.4)	(217.5)	(37.6)	(142.2)	(179.8)	(3.6)	(55.1)	(58.7)
Exchanges[7]	(40.0)	0.0	(40.0)	(36.3)	0.0	(36.3)	(32.8)	0.0	(32.8)
Securities[8]	(20.0)	0.0	(20.0)	(35.0)	0.0	(35.0)	(42.8)	0.0	(42.8)
Lease interest expense	(3.5)	0.0	(3.5)	(2.4)	0.0	(2.4)	(1.0)	0.0	(1.0)
	(367.4)	(170.7)	(538.1)	(328.0)	(142.2)	(470.2)	(109.9)	(55.1)	(165.0)
Net interest income	369.7	(142.6)	227.1	242.1	(120.5)	121.6	77.3	(47.9)	29.4
1.Certain categories of interest income and expense have been restated to better reflect the appropriate underlying business driver.
2.Interest income earned from investment of customer funds into securities purchased under agreements to resell or purchases of US Treasury securities.
3.Securities interest income primarily arising from US Treasuries held as collateral for securities purchased under agreements to resell, and securities segregated under
Federal and other regulation and interest income from the Group's stock lending activities within the Group's held to collect business model.
4.Interest income from clients is the result of credit lines offered to clients.
5.Interest expense includes interest paid to clients on cash deposited with the Group by clients.
6.Interest expense from debt securities includes the interest component on structured notes and the coupons for Group issuance. Interest expense from Group Issuance was
$44.7m (2023: $33.4m; 2022: $nil) and interest expense on structured notes was $170.4m (2023: $142.2m; 2022: $55.1m). Structured notes are measured at fair value through profit or loss.
7.Interest expense from balances placed at exchanges, clearing houses, and intermediary brokers placed at these counterparties to facilitate transactional activity. Interest expense is calculated using an internal deposit rate linked to the benchmark interest rates.
8.Securities expense primarily relates to interest expenses on stock lending transactions initiated to fund customer positions and interest expense from the Group's stock lending activities within the Group's held to collect business model.